Income Taxes	12 Months Ended
Sep. 30, 2021
Income Taxes

11. Income Taxes

The Company had no assessable profit for the period ended September 30, 2020 and year ended September 30, 2021. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

11. Income Taxes (continued)

		Period from
		incorporation on
	Year ended	June 23, 2020 to
	September 30, 2021	September 30, 2020
	(S)	($)

Net loss for the year before taxes	(15,006,235)	(140,631)
Canadian federal and provincial income tax rates	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(4,051,683)	(37,970)

Reconciling items:
Difference in foreign tax rates	5,852	-
Deferred tax asset not recognized	2,507,125	37,966
Stock-based compensation	750,911	-
Fair value change in warrant liability	408,070	-
Permanent differences and other	379,725	4
	-	-

The significant components of deferred income tax assets and liabilities were as follows:

	September 30
	2021	2020
	($)	($)

Deferred tax assets and (liabilities):
Non-capital losses	590,968	-
Marketable securities	3,587	-
Undeducted financing fees	114,064	-
Other deferred tax assets	192,302	-

Royalty assets	(41,762,451)	-
Mineral and royalty interests	(1,634,863)	-
Other deferred tax liabilities	(203,607)	-
Deferred income tax liabilities, net	(42,700,000)	-

At September 30, 2021 and 2020, deductible temporary differences for which no deferred tax assets are recognized are below:

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

11. Income Taxes (continued)

	September 30
	2021	2020
	($)	($)

Deductible temporary differences not recognized:
Non-capital losses	9,341,488	38,034
Marketable securities	759,068	-
Mineral and royalty interests	-	-
Other deferred tax assets	1,326	12
Deductible temporary differences not recognized	10,101,882	38,046

The deferred tax assets have not been recognized in the consolidated financial statements, as the Company does not consider it more likely than not that those assets will be realized in the future.

As of September 30, 2021, the Company had Canadian net operating loss carryforwards of $9,458,151 which expire between 2040 and 2041. As of September 30, 2021, there are net operating loss carryforwards of $2,664,138 in the U.S.A, of which $2,050,857 expire between 2034 and 2037 and the remainder may be carried forward indefinitely.